Note 13 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for loan and lease losses	$ 1,327	$ 1,210
Supplemental retirement plan	454	528
Investment security basis adjustment	18	18
Nonaccrual interest income	389	371
OREO adjustments		2
Accrued compensation	222	201
Other		86
Gross deferred tax assets	2,410	2,416
Deferred tax liabilities:
Premises and equipment	328	356
Net unrealized gain on securities	1	347
FHLB stock dividends	139	139
Intangibles	342	307
Mortgage servicing rights	75	71
Deferred origination fees, net	13	294
Acquisition fair value adjustments	275	250
Other	5	5
Gross deferred tax liabilities	1,178	1,769
Net deferred tax assets	$ 1,232	$ 647